Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 131,764	$ 103,986
Accounts receivable	3,244	7,138
Current taxes receivable	0	124
Other	45,267	43,504
Total current assets	180,275	154,752
Non-current assets
Mineral stream interests	5,610,603	5,734,106
Early deposit mineral stream interests	32,491	31,741
Mineral royalty interest	3,036	3,036
Long-term equity investments	262,798	309,757
Investment in associates	479	882
Convertible notes receivable	24,333	21,856
Property, plant and equipment	6,647	7,311
Other	13,382	14,566
Total non-current assets	5,953,769	6,123,255
Total assets	6,134,044	6,278,007
Current liabilities
Accounts payable and accrued liabilities	9,447	11,794
Current taxes payable	35	0
Current portion of performance share units	14,355	10,668
Current portion of lease liabilities	718	724
Other	41,513	41,514
Total current liabilities	66,068	64,700
Non-current liabilities
Bank debt	640,500	874,500
Lease liabilities	3,054	3,528
Deferred income taxes	186	148
Performance share units	6,215	8,401
Pension liability	1,078	810
Total non-current liabilities	651,033	887,387
Total liabilities	717,101	952,087
Shareholders' equity
Issued capital	3,626,211	3,599,203
Reserves	113,658	160,701
Retained earnings	1,677,074	1,566,016
Total shareholders' equity	5,416,943	5,325,920
Total liabilities and shareholders' equity	$ 6,134,044	$ 6,278,007